BORROWINGS (Details)							1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 MTS International Notes due 2020 USD ($)	Dec. 31, 2011 MTS International Notes due 2020 USD ($)	Dec. 31, 2012 MTS OJSC Notes due 2020 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2020 USD ($)	Jul. 31, 2012 MTS OJSC Notes due 2016 USD ($)	Jul. 31, 2012 MTS OJSC Notes due 2016 RUB	Dec. 31, 2012 MTS OJSC Notes due 2016 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2016 USD ($)	Dec. 31, 2012 MTS OJSC Notes due 2014 USD ($) item	Dec. 31, 2011 MTS OJSC Notes due 2014 USD ($)	Dec. 31, 2011 MTS Finance Notes due 2012 USD ($)	Dec. 31, 2012 MTS OJSC Notes due 2017 USD ($)	Dec. 31, 2011 MTS OJSC Notes due 2017 USD ($)	Dec. 31, 2012 MTS OJSC Notes due 2018 USD ($) item	Dec. 31, 2011 MTS OJSC Notes due 2018 USD ($)	Dec. 31, 2012 MTS OJSC Notes due 2015 USD ($) item	Dec. 31, 2011 MTS OJSC Notes due 2015 USD ($)	Dec. 31, 2012 MTS OJSC Notes due 2013 USD ($) item	Dec. 31, 2011 MTS OJSC Notes due 2013 USD ($)
Notes
Interest rate (as a percent)			8.625%	8.625%	8.15%	8.15%			8.75%	8.75%	7.60%	7.60%	8.00%	8.70%	8.70%	8.00%	8.00%	7.75%	7.75%	7.00%	7.00%
Plus: unamortized premium	$ 476,000	$ 608,000
Less: unamortized discount		(15,000)
Total notes	2,659,518,000	3,361,882,000	750,000,000	750,000,000	493,865,000	465,895,000			58,865,000	465,895,000	448,382,000	422,988,000	400,000,000	329,243,000	310,597,000	316,419,000	298,499,000	248,150,000	234,097,000	14,118,000	13,318,000
Less: current portion	(330,537,000)	(865,880,000)
Total notes, long-term	2,328,981,000	2,496,002,000
Repurchase of MTS OJSC Notes							401,000,000	13,200,000,000
Unclosed REPO transactions
# of Notes											279,350					210,000		2,463,000		2,470,000
Due amount											7,877,000					5,722,000		66,992,000		66,965,000
Unrealized premium											5,000					5,000		54,000		39,000
Total	147,659,000										7,882,000					5,727,000		67,046,000		67,004,000
% of par			126.25%		99.45%				100.00%		99.42%			100.50%		100.28%		100.00%		99.84%
Fair value	$ 2,853,108,000		$ 946,875,000		$ 491,148,000				$ 58,865,000		$ 445,781,000			$ 330,889,000		$ 317,305,000		$ 248,150,000		$ 14,095,000
Borrowing costs and interest capitalized
Stated interest rate before negotiated decrease (as a percent)							14.25%	14.25%